FINANCIAL RISK MANAGEMENT - How Entity Manages Liquidity Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		$ 86.0	$ 54.0
Derivative liabilities		25.5	15.1
Financial instruments - other		108.6	139.2
Financial liabilities		1,245.4	1,422.7
Bank borrowings. letters of credit		146.2	178.9
Lease liabilities		$ 86.0	54.0
Letter of credit, extension period	1 year	1 year
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 1,488.7	1,637.8
Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		274.7	240.4
Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		274.7	240.4
Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		782.9	1,001.8
Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		211.0	187.3
Asset Retirement Obligations
Disclosure of detailed information about financial instruments [line items]
Bank borrowings. letters of credit		119.8	155.9
Within 1 year
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		27.6	11.7
Derivative liabilities		23.5
Financial instruments - other		29.9
Lease liabilities		27.6	11.7
Within 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		384.4
Current financial liabilities		384.4
Within 1 year | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		0.0
Current financial liabilities		0.0
Within 1 year | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		28.7
Current financial liabilities		28.7
2 - 3 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		37.8	17.4
Derivative liabilities		2.0
Financial instruments - other		10.8
Lease liabilities		37.8	17.4
2 - 3 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		107.0
Non-current financial liabilities		107.0
2 - 3 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
2 - 3 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
2 - 3 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		56.4
Non-current financial liabilities		56.4
4 - 5 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		8.1	9.7
Derivative liabilities		0.0
Financial instruments - other		2.4
Lease liabilities		8.1	9.7
4 - 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		63.0
Non-current financial liabilities		63.0
4 - 5 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
4 - 5 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
4 - 5 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		52.5
Non-current financial liabilities		52.5
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		12.5	15.2
Derivative liabilities		0.0
Financial instruments - other		65.5
Lease liabilities		12.5	$ 15.2
Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		934.3
Non-current financial liabilities		934.3
Over 5 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
Over 5 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		782.9
Non-current financial liabilities		782.9
Over 5 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		73.4
Non-current financial liabilities		$ 73.4